Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

The Company evaluated subsequent events and transactions occurring after June 30, 2026 through the date these unaudited interim consolidated financial statements were issued and determined that no subsequent events required recognition or disclosure, except as described below.

On September 14, 2026, the Company received a notification letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the closing bid price of the Company’s Class A ordinary shares had been below US$1.00 per share for 30 consecutive business days and, accordingly, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2), which requires a minimum bid price of US$1.00 per share. The notification has no immediate effect on the listing or trading of the Company’s Class A ordinary shares on the Nasdaq Capital Market. The Company has been provided an initial compliance period of 180 calendar days, or until March 15, 2027, to regain compliance with the minimum bid price requirement. The Company intends to monitor the closing bid price of its Class A ordinary shares and evaluate available measures to regain compliance.

Equity Line of Credit

On July 23, 2026, pursuant to the Ordinary Share Purchase Agreement entered into with Dogwood Partners on March 23, 2026, the Company utilized its equity line of credit for the first time. The Company sold 50,000 Class A ordinary shares at a purchase price of US$0.74108 per share, generating gross proceeds of US$37,054. The transaction was settled on July 24, 2026, and the shares were delivered on July 27, 2026.

Settlement of Accounts Payable through Issuance of Ordinary Shares

On August 12, 2026, the Board of Directors approved the settlement of accounts payable of Webuy Travel Pte. Ltd., a wholly owned subsidiary of the Company, in the aggregate amount of US$557,289.87 through the issuance of 728,484 Class A ordinary shares of the Company to a creditor representative designated by the relevant creditors. The shares were valued at US$0.765 per share, representing 85% of the closing price of the Company’s Class A ordinary shares as reported by Nasdaq on August 11, 2026.

Pursuant to the debt settlement and mutual release arrangement, the Company issued 728,484 Class A ordinary shares on August 27, 2026, upon which the settlement was completed and the relevant accounts payable of US$557,289.87 was fully settled. The shares are restricted securities subject to Rule 144 under the Securities Act of 1933, as amended.